Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 14,679	$ 25,236
Accumulated depreciation	(11,624)	(21,684)
Property, Plant and equipment, net	3,055	3,552
Depreciation	1,891	2,212	$ 2,208
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	11,257	20,460
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	680	1,229
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,742	$ 3,547